Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Annual Return [Percent]	15.56%	3.71%	(0.93%)	19.63%	(2.19%)	24.16%	(2.77%)	14.04%	12.05%	0.98%
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | CLASS F
Prospectus [Line Items]
Annual Return [Percent]	12.80%	7.79%	(7.69%)	18.01%	(2.68%)	19.80%	(6.49%)	17.18%	7.17%	5.70%
TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Annual Return [Percent]	17.20%	7.55%	(3.01%)	24.02%	1.27%	23.99%	(2.85%)	15.19%	11.85%	2.23%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class F Prospectus | Class F
Prospectus [Line Items]
Annual Return [Percent]	5.96%	12.88%	(11.61%)	7.55%	(1.58%)	15.49%	(12.36%)	20.81%
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | Class I
Prospectus [Line Items]
Annual Return [Percent]	15.22%	3.40%	(1.21%)	19.39%	(2.44%)	23.86%	(3.03%)	13.70%	11.78%	0.74%
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | Class I
Prospectus [Line Items]
Annual Return [Percent]	12.46%	7.48%	(7.87%)	17.73%	(2.87%)	19.52%	(6.80%)	16.86%	6.93%	5.46%
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	15.86%	3.91%	(0.68%)	19.93%	(1.88%)	24.39%	(2.53%)	14.33%	12.32%	1.23%
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	13.17%	7.94%	(7.44%)	18.35%	(2.43%)	20.07%	(6.31%)	17.43%	7.53%	6.01%
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	17.49%	7.82%	(2.82%)	24.32%	1.59%	24.31%	(2.61%)	15.48%	12.05%	2.23%
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	6.24%	13.07%	(11.36%)	7.82%	(1.34%)	15.76%	(12.11%)	21.08%